Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	0000081443
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Nov 1, 2012

AllianceBernstein Market Neutral Strategy - U.S.
SUMMARY INFORMATION ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY--U.S.
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 72 of the Strategy’s Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Market Neutral Strategy - U.S. (USD $)	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Market Neutral Strategy - U.S.		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.50%	1.30%	0.61%	0.06%	0.18%	0.02%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short		1.69%	1.62%	1.70%	1.67%	1.75%	1.68%
Other Expenses		5.31%	8.02%	5.88%	7.60%	7.53%	7.58%
Total Other Expenses		7.50%	10.94%	8.19%	9.33%	9.46%	9.28%
Total Annual Strategy Operating Expenses		9.05%	13.19%	9.44%	11.08%	10.96%	10.53%
Fee Waiver and/or Expense Reimbursement	[1]	(5.81%)	(9.32%)	(6.49%)	(7.66%)	(7.71%)	(7.60%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.24%	3.87%	2.95%	3.42%	3.25%	2.93%
[1]	The Fee Waiver and/or Expense Reimbursement will remain in effect until November 1, 2013 and will be automatically extended for one year periods thereafter unless terminated by the Adviser upon 60 days notice prior to that date. Fees waived and expenses borne by the Adviser are subject to reimbursement until August 2, 2013. No reimbursement payment will be made that would cause the Strategy's Total Annualized Operating Expenses to exceed 1.55%, 2.25%, 1.75%, 1.50%, 1.25% and 1.25% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I and Advisor Class shares, excluding expenses associated with securities sold short, or to cause the Strategy's total payments to exceed the Strategy's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Market Neutral Strategy - U.S. (USD $)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	738	489	[1]	298	345	328	296
After 3 Years	2,431	2,843		2,140	2,631	2,597	2,140
After 5 Years	3,989	4,911		3,822	4,815	4,771	3,951
After 10 Years	7,366	8,770		7,416	9,213	9,168	7,901
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 212% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Strategy seeks to limit market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take long positions in, equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds, or ETFs, that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

When the Strategy takes a long position, it purchases a stock outright. When the Strategy takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Strategy buys the same stock in the market at a later date and returns it to the lender. The Strategy will make money if the market price of the borrowed stock goes down and the Strategy is able to replace it for less than it earned by selling it short. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Strategy will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The Strategy intends to maintain approximately equal dollar exposures invested in long and short positions under normal circumstances.

By employing this long/short market neutral investment strategy, the Strategy seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Strategy may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Strategy will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Strategy that exceed the return on short-term fixed-income securities.

The Strategy may utilize derivatives, such as options, futures contracts, forwards and swaps to a significant extent. Derivatives may provide a more efficient and economical exposure to equity markets than direct investments as well as a less expensive alternative to short selling. The Strategy may also use borrowings or other leverage for investment purposes. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
PRINCIPAL RISKS
  MARKET RISK:  The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  DERIVATIVES RISK:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK:  To the extent the Strategy uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.
  SHORT SALE RISK:  The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Strategy will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.
  ETF RISK:  ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  LIQUIDITY RISK:  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.
  MANAGEMENT RISK:  The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals --U.S.” then “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 0.00%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 3.22%, 3RD QUARTER, 2011; AND WORST QUARTER WAS UP 0.67%, 4TH QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein Market Neutral Strategy - U.S.		1 YEAR	SINCE INCEPTION		Inception Date
CLASS A	[1]	2.17%	(0.82%)	[2]	Aug 3, 2010
CLASS A Return After Taxes on Distributions	[1]	2.15%	(0.83%)	[2]	Aug 3, 2010
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.43%	(0.70%)	[2]	Aug 3, 2010
CLASS C		5.19%	1.68%	[2]	Aug 3, 2010
ADVISOR CLASS		7.20%	2.66%	[2]	Aug 3, 2010
CLASS R		6.70%	2.17%	[2]	Aug 3, 2010
CLASS K		7.00%	2.45%	[2]	Aug 3, 2010
CLASS I		7.27%	2.70%	[2]	Aug 3, 2010
Bank of America ML 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)		0.10%	0.11%	[2]	Aug 3, 2010
[1]	After-tax returns:-Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 08/03/10.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
AllianceBernstein Market Neutral Strategy - U.S.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY--U.S.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 72 of the Strategy’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 212% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks to limit market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take long positions in, equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds, or ETFs, that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

When the Strategy takes a long position, it purchases a stock outright. When the Strategy takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Strategy buys the same stock in the market at a later date and returns it to the lender. The Strategy will make money if the market price of the borrowed stock goes down and the Strategy is able to replace it for less than it earned by selling it short. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Strategy will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The Strategy intends to maintain approximately equal dollar exposures invested in long and short positions under normal circumstances.

By employing this long/short market neutral investment strategy, the Strategy seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Strategy may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Strategy will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Strategy that exceed the return on short-term fixed-income securities.

The Strategy may utilize derivatives, such as options, futures contracts, forwards and swaps to a significant extent. Derivatives may provide a more efficient and economical exposure to equity markets than direct investments as well as a less expensive alternative to short selling. The Strategy may also use borrowings or other leverage for investment purposes. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

		The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK:  The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  DERIVATIVES RISK:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK:  To the extent the Strategy uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.
  SHORT SALE RISK:  The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Strategy will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.
  ETF RISK:  ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  LIQUIDITY RISK:  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.
  MANAGEMENT RISK:  The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals --U.S.” then “Pricing & Performance”).

		The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 0.00%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 3.22%, 3RD QUARTER, 2011; AND WORST QUARTER WAS UP 0.67%, 4TH QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Market Neutral Strategy - U.S. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.69%
Other Expenses	rr_Component3OtherExpensesOverAssets	5.31%
Total Other Expenses	rr_OtherExpensesOverAssets	7.50%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	9.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.81%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.24%
After 1 Year	rr_ExpenseExampleYear01	738
After 3 Years	rr_ExpenseExampleYear03	2,431
After 5 Years	rr_ExpenseExampleYear05	3,989
After 10 Years	rr_ExpenseExampleYear10	7,366
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	6.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date unannualized return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.67%
1 YEAR	rr_AverageAnnualReturnYear01	2.17%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.82%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - U.S. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.30%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.62%
Other Expenses	rr_Component3OtherExpensesOverAssets	8.02%
Total Other Expenses	rr_OtherExpensesOverAssets	10.94%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	13.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.32%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.87%
After 1 Year	rr_ExpenseExampleYear01	489	[6]
After 3 Years	rr_ExpenseExampleYear03	2,843
After 5 Years	rr_ExpenseExampleYear05	4,911
After 10 Years	rr_ExpenseExampleYear10	8,770
1 YEAR	rr_AverageAnnualReturnYear01	5.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.68%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - U.S. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.61%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.70%
Other Expenses	rr_Component3OtherExpensesOverAssets	5.88%
Total Other Expenses	rr_OtherExpensesOverAssets	8.19%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	9.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.49%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.95%
After 1 Year	rr_ExpenseExampleYear01	298
After 3 Years	rr_ExpenseExampleYear03	2,140
After 5 Years	rr_ExpenseExampleYear05	3,822
After 10 Years	rr_ExpenseExampleYear10	7,416
1 YEAR	rr_AverageAnnualReturnYear01	7.20%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.66%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.67%
Other Expenses	rr_Component3OtherExpensesOverAssets	7.60%
Total Other Expenses	rr_OtherExpensesOverAssets	9.33%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	11.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.66%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.42%
After 1 Year	rr_ExpenseExampleYear01	345
After 3 Years	rr_ExpenseExampleYear03	2,631
After 5 Years	rr_ExpenseExampleYear05	4,815
After 10 Years	rr_ExpenseExampleYear10	9,213
1 YEAR	rr_AverageAnnualReturnYear01	6.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.75%
Other Expenses	rr_Component3OtherExpensesOverAssets	7.53%
Total Other Expenses	rr_OtherExpensesOverAssets	9.46%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	10.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.71%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.25%
After 1 Year	rr_ExpenseExampleYear01	328
After 3 Years	rr_ExpenseExampleYear03	2,597
After 5 Years	rr_ExpenseExampleYear05	4,771
After 10 Years	rr_ExpenseExampleYear10	9,168
1 YEAR	rr_AverageAnnualReturnYear01	7.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.45%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - U.S. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.68%
Other Expenses	rr_Component3OtherExpensesOverAssets	7.58%
Total Other Expenses	rr_OtherExpensesOverAssets	9.28%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	10.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.60%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.93%
After 1 Year	rr_ExpenseExampleYear01	296
After 3 Years	rr_ExpenseExampleYear03	2,140
After 5 Years	rr_ExpenseExampleYear05	3,951
After 10 Years	rr_ExpenseExampleYear10	7,901
1 YEAR	rr_AverageAnnualReturnYear01	7.27%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - U.S. | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.15%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.83%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - U.S. | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.43%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.70%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - U.S. | Bank of America ML 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.11%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	The Fee Waiver and/or Expense Reimbursement will remain in effect until November 1, 2013 and will be automatically extended for one year periods thereafter unless terminated by the Adviser upon 60 days notice prior to that date. Fees waived and expenses borne by the Adviser are subject to reimbursement until August 2, 2013. No reimbursement payment will be made that would cause the Strategy's Total Annualized Operating Expenses to exceed 1.55%, 2.25%, 1.75%, 1.50%, 1.25% and 1.25% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I and Advisor Class shares, excluding expenses associated with securities sold short, or to cause the Strategy's total payments to exceed the Strategy's total initial offering expenses.
[3]	After-tax returns:-Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for all Classes is 08/03/10.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

AllianceBernstein Market Neutral Strategy - Global
ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY--GLOBAL
INVESTMENT OBJECTIVE
The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 72 of the Strategy’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Market Neutral Strategy - Global (USD $)	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Market Neutral Strategy - Global		CLASS A	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.37%	0.58%	0.53%	0.06%	0.05%	0.02%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short		3.49%	3.42%	3.55%	3.34%	3.34%	3.41%
Other Expenses		2.78%	2.47%	2.42%	3.82%	3.82%	2.03%
Total Other Expenses		6.64%	6.47%	6.50%	7.22%	7.21%	5.46%
Total Annual Strategy Operating Expenses		8.19%	8.72%	7.75%	8.97%	8.71%	6.71%
Fee Waiver and/or Expense Reimbursement	[1]	(3.10%)	(3.00%)	(2.90%)	(3.83%)	(3.82%)	(2.00%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		5.09%	5.72%	4.85%	5.14%	4.89%	4.71%
[1]	The Fee Waiver and/or Expense Reimbursement will remain in effect until November 1, 2013 and will be automatically extended for one-year periods thereafter unless terminated by the Adviser upon 60 days notice prior to that date. Fees waived and expenses borne by the Adviser are subject to reimbursement until August 2, 2013. No reimbursement payment will be made that would cause the Strategy's Total Annualized Operating Expenses to exceed 1.60%, 2.30%, 1.80%, 1.55%, 1.30% and 1.30% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I and Advisor Class shares, excluding expenses associated with securities sold short, or to cause the Strategy's total payments to exceed the Strategy's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Market Neutral Strategy - Global (USD $)	CLASS A	CLASS C		ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	912	670	[1]	485	514	489	472
After 3 Years	2,430	2,238		1,995	2,303	2,235	1,821
After 5 Years	3,852	3,783		3,423	4,019	3,919	3,152
After 10 Years	7,029	7,172		6,664	7,748	7,610	6,285
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 270% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Strategy seeks to limit global equities market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take a long position in, equity securities of U.S. and non-U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and ETFs that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

Under normal circumstances, the Strategy invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Strategy invests, under normal circumstances, in the equity securities of companies located in at least three countries.

The Strategy expects to allocate its investments among eight geographic “sleeves”, with the size of the allocation depending upon the Adviser’s assessment of relative risks and returns. The sleeves are: the United States; Canada; Japan; Asia (other than Japan); the United Kingdom; Europe (other than the United Kingdom); Oceania (Australia and New Zealand); and the emerging markets. The Strategy intends to maintain approximately equal dollar exposures in long and short positions within each sleeve under normal circumstances.

When the Strategy takes a long position, it purchases a stock outright. When the Strategy takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Strategy buys the same stock in the market at a later date and returns it to the lender. The Strategy will make money if the market price of the borrowed stock goes down and the Strategy is able to replace it for less than it earned by selling it short. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Strategy will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

By employing this long/short market neutral investment strategy, the Strategy seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Strategy may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Strategy will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Strategy that exceed the return on short-term fixed-income securities.

The Strategy may utilize derivatives, such as options, futures contracts, forwards, and swaps to a significant extent. Derivatives may provide a more efficient and economical exposure to equity markets than direct investments as well as a less expensive alternative to short selling. The Strategy may also use borrowings or other leverage for investment purposes. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Strategy’s securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Strategy may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
PRINCIPAL RISKS
  MARKET RISK:  The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  DERIVATIVES RISK:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  FOREIGN (NON-U.S.) RISK:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.
  CURRENCY RISK:  Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  LEVERAGE RISK:  To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.
  SHORT SALE RISK:  The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy's investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Strategy will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.
  ETF RISK:  ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  LIQUIDITY RISK:  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.
  MANAGEMENT RISK:  The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 0.88%.

Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 0.87%, 3RD QUARTER, 2011; AND WORST QUARTER WAS DOWN -1.42%, 4TH QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein Market Neutral Strategy - Global		1 YEAR	SINCE INCEPTION		Inception Date
CLASS A	[1]	(3.46%)	(0.88%)	[2]	Aug 3, 2010
CLASS A Return After Taxes on Distributions	[1]	(3.60%)	(0.98%)	[2]	Aug 3, 2010
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.23%)	(0.80%)	[2]	Aug 3, 2010
CLASS C		(0.99%)	1.42%	[2]	Aug 3, 2010
ADVISOR CLASS		1.08%	2.48%	[2]	Aug 3, 2010
CLASS R		0.60%	1.98%	[2]	Aug 3, 2010
CLASS K		0.79%	2.19%	[2]	Aug 3, 2010
CLASS I		1.08%	2.47%	[2]	Aug 3, 2010
Bank of America 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)		0.10%	0.11%	[2]	Aug 3, 2010
[1]	After-tax returns:-Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 08/03/10.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
AllianceBernstein Market Neutral Strategy - Global
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN MARKET NEUTRAL STRATEGY--GLOBAL
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 72 of the Strategy’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 270% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	270.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategy seeks to limit global equities market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take a long position in, equity securities of U.S. and non-U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and ETFs that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

Under normal circumstances, the Strategy invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Strategy invests, under normal circumstances, in the equity securities of companies located in at least three countries.

The Strategy expects to allocate its investments among eight geographic “sleeves”, with the size of the allocation depending upon the Adviser’s assessment of relative risks and returns. The sleeves are: the United States; Canada; Japan; Asia (other than Japan); the United Kingdom; Europe (other than the United Kingdom); Oceania (Australia and New Zealand); and the emerging markets. The Strategy intends to maintain approximately equal dollar exposures in long and short positions within each sleeve under normal circumstances.

When the Strategy takes a long position, it purchases a stock outright. When the Strategy takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Strategy buys the same stock in the market at a later date and returns it to the lender. The Strategy will make money if the market price of the borrowed stock goes down and the Strategy is able to replace it for less than it earned by selling it short. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Strategy will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

By employing this long/short market neutral investment strategy, the Strategy seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Strategy may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Strategy will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Adviser attempts to achieve returns for the Strategy that exceed the return on short-term fixed-income securities.

The Strategy may utilize derivatives, such as options, futures contracts, forwards, and swaps to a significant extent. Derivatives may provide a more efficient and economical exposure to equity markets than direct investments as well as a less expensive alternative to short selling. The Strategy may also use borrowings or other leverage for investment purposes. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Strategy’s securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Strategy may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

		The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK:  The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  DERIVATIVES RISK:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
  FOREIGN (NON-U.S.) RISK:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.
  CURRENCY RISK:  Fluctuations in currency exchange rates may negatively affect the value of the Strategy’s investments or reduce its returns.
  LEVERAGE RISK:  To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.
  SHORT SALE RISK:  The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy's investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Strategy will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.
  ETF RISK:  ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF's expenses and runs the risk that the ETF may not achieve its investment objective.
  LIQUIDITY RISK:  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.
  MANAGEMENT RISK:  The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.
		As with all investments, you may lose money by investing in the Strategy.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

		The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Strategy’s performance changed over the life of the Strategy; and
  how the Strategy’s average annual returns for one year and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 0.88%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy’s: BEST QUARTER WAS UP 0.87%, 3RD QUARTER, 2011; AND WORST QUARTER WAS DOWN -1.42%, 4TH QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Market Neutral Strategy - Global | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.49%
Other Expenses	rr_Component3OtherExpensesOverAssets	2.78%
Total Other Expenses	rr_OtherExpensesOverAssets	6.64%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.09%
After 1 Year	rr_ExpenseExampleYear01	912
After 3 Years	rr_ExpenseExampleYear03	2,430
After 5 Years	rr_ExpenseExampleYear05	3,852
After 10 Years	rr_ExpenseExampleYear10	7,029
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date unannualized return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.42%)
1 YEAR	rr_AverageAnnualReturnYear01	(3.46%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.88%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - Global | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.58%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.42%
Other Expenses	rr_Component3OtherExpensesOverAssets	2.47%
Total Other Expenses	rr_OtherExpensesOverAssets	6.47%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.00%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.72%
After 1 Year	rr_ExpenseExampleYear01	670	[6]
After 3 Years	rr_ExpenseExampleYear03	2,238
After 5 Years	rr_ExpenseExampleYear05	3,783
After 10 Years	rr_ExpenseExampleYear10	7,172
1 YEAR	rr_AverageAnnualReturnYear01	(0.99%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.42%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - Global | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.53%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.55%
Other Expenses	rr_Component3OtherExpensesOverAssets	2.42%
Total Other Expenses	rr_OtherExpensesOverAssets	6.50%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.90%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.85%
After 1 Year	rr_ExpenseExampleYear01	485
After 3 Years	rr_ExpenseExampleYear03	1,995
After 5 Years	rr_ExpenseExampleYear05	3,423
After 10 Years	rr_ExpenseExampleYear10	6,664
1 YEAR	rr_AverageAnnualReturnYear01	1.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - Global | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.34%
Other Expenses	rr_Component3OtherExpensesOverAssets	3.82%
Total Other Expenses	rr_OtherExpensesOverAssets	7.22%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.14%
After 1 Year	rr_ExpenseExampleYear01	514
After 3 Years	rr_ExpenseExampleYear03	2,303
After 5 Years	rr_ExpenseExampleYear05	4,019
After 10 Years	rr_ExpenseExampleYear10	7,748
1 YEAR	rr_AverageAnnualReturnYear01	0.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.98%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - Global | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.34%
Other Expenses	rr_Component3OtherExpensesOverAssets	3.82%
Total Other Expenses	rr_OtherExpensesOverAssets	7.21%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.82%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.89%
After 1 Year	rr_ExpenseExampleYear01	489
After 3 Years	rr_ExpenseExampleYear03	2,235
After 5 Years	rr_ExpenseExampleYear05	3,919
After 10 Years	rr_ExpenseExampleYear10	7,610
1 YEAR	rr_AverageAnnualReturnYear01	0.79%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.19%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - Global | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses: Dividend Expense, Borrowing Costs and Brokerage Expense On Securities Sold Short	rr_Component2OtherExpensesOverAssets	3.41%
Other Expenses	rr_Component3OtherExpensesOverAssets	2.03%
Total Other Expenses	rr_OtherExpensesOverAssets	5.46%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	6.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)	[2]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.71%
After 1 Year	rr_ExpenseExampleYear01	472
After 3 Years	rr_ExpenseExampleYear03	1,821
After 5 Years	rr_ExpenseExampleYear05	3,152
After 10 Years	rr_ExpenseExampleYear10	6,285
1 YEAR	rr_AverageAnnualReturnYear01	1.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010
AllianceBernstein Market Neutral Strategy - Global | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.60%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.98%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - Global | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.23%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.80%)	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010	[3]
AllianceBernstein Market Neutral Strategy - Global | Bank of America 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.11%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2010

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	The Fee Waiver and/or Expense Reimbursement will remain in effect until November 1, 2013 and will be automatically extended for one-year periods thereafter unless terminated by the Adviser upon 60 days notice prior to that date. Fees waived and expenses borne by the Adviser are subject to reimbursement until August 2, 2013. No reimbursement payment will be made that would cause the Strategy's Total Annualized Operating Expenses to exceed 1.60%, 2.30%, 1.80%, 1.55%, 1.30% and 1.30% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I and Advisor Class shares, excluding expenses associated with securities sold short, or to cause the Strategy's total payments to exceed the Strategy's total initial offering expenses.
[3]	After-tax returns:-Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for all Classes is 08/03/10.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012